Fair Value Measurements - Schedule of Balance in Liabilities with Significant Unobservable Inputs (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 7,057,172	$ 5,939,600	$ 1,927,752
Total	7,057,172
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Derivative liability
Total
Significant Other Observable Inputs (Level 2) [Member]
Derivative liability
Total
Significant Unobservable Inputs (Level 3) [Member]
Derivative liability	7,057,172	$ 5,939,600	$ 1,927,752
Total	$ 7,057,172